UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   August 13, 2012


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 81


Form 13F Information Table Value Total: $116,352





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3513    39206 SH       SOLE                    36430              2926
AMC Networks                   COM              00164v103      341     9602 SH       SOLE                     7748              1854
AT&T Corp.                     COM              00206r102      271     7594 SH       SOLE                     7094               500
Advance Auto Parts             COM              00751y106     1849    27110 SH       SOLE                    26360               900
Alerian MLP ETF                ETF              00162q866      280    17500 SH       SOLE                    16300              1200
Allied Irish Banks PLC         COM              G02072117        1    14000 SH       SOLE                    14000
Altria Group                   COM              02209S103      548    15862 SH       SOLE                    15687               175
American Express               COM              025816109      457     7850 SH       SOLE                     7850               350
Ascena Retail Group            COM              04351g101      778    41800 SH       SOLE                    41800
BP Plc ADR                     COM              055622104      320     7900 SH       SOLE                     7900
Berkshire Hathaway A           COM              084670108     3498       28 SH       SOLE                       18                10
Berkshire Hathaway B           COM              084670702     7403    88839 SH       SOLE                    86824              3115
Cablevision Systems            COM              12686C109      837    62966 SH       SOLE                    54950              8016
Cintas Corp.                   COM              172908105      842    21815 SH       SOLE                    21815
Clarcor, Inc.                  COM              179895107      313     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     4200    53718 SH       SOLE                    52618              1200
Comcast A SPCL                 COM              20030N200     3465   110335 SH       SOLE                   101635              8700
Costco Wholesale               COM              22160K105     2117    22280 SH       SOLE                    21680               600
DIRECTV Group                  COM              25490a101     2524    51699 SH       SOLE                    47292              5254
DaVita, Inc.                   COM              23918k108      373     3800 SH       SOLE                     2850               950
Diageo PLC ADR                 COM              25243Q205     4157    40327 SH       SOLE                    38127              2450
Disney (Walt) Co.              COM              254687106     1194    24610 SH       SOLE                    23735              1100
Donegal Group A                COM              257701201      166    12500 SH       SOLE                    12500
Dr Pepper Snapple              COM              26138e109     2349    53690 SH       SOLE                    52990               700
Exelon Corp.                   COM              30161n101      867    23040 SH       SOLE                    23040
ExxonMobil Corp.               COM              30231G102     3543    41403 SH       SOLE                    35153              6550
General Electric               COM              369604103     1215    58300 SH       SOLE                    49800              8500
Genuine Parts                  COM              372460105      316     5250 SH       SOLE                     5250
Google, Inc.                   COM              38259p508     1506     2597 SH       SOLE                     2277               335
Harley Davidson                COM              412822108     1152    25191 SH       SOLE                    21391              4001
Helmerich & Payne              COM              423452101      241     5550 SH       SOLE                     5150               400
Home Depot                     COM              437076102     1262    23810 SH       SOLE                    23060               750
Int'l Business Machines        COM              459200101     1114     5695 SH       SOLE                     5020               675
International Speedway         COM              460335201      370    14140 SH       SOLE                    14140
Interpublic Group              COM              460690100      157    14500 SH       SOLE                    14500
J & J Snack Foods              COM              466032109      396     6700 SH       SOLE                     6700
Johnson & Johnson              COM              478160104     3525    52179 SH       SOLE                    49202              3153
Kaman Corp.                    COM              483548103      248     8000 SH       SOLE                     8000
Kemper Corp.                   COM              488401100      276     8977 SH       SOLE                     5175              4002
Kraft Foods                    COM              50075n104     2225    57625 SH       SOLE                    52675              4950
Laboratory Corp.               COM              50540R409      303     3275 SH       SOLE                     3275
Leucadia National              COM              527288104      384    18075 SH       SOLE                    17775               300
Lindsay Corp.                  COM              535555106      227     3500 SH       SOLE                     3500
Loews Corp.                    COM              540424108      440    10755 SH       SOLE                    10755
Madison Square Garden          COM              55826p100      207     5525 SH       SOLE                     5525
Martin Marietta Matrls.        COM              573284106     1300    16492 SH       SOLE                    14392              2351
McDonalds Corp.                COM              580135101      524     5918 SH       SOLE                     5918
McGrath Rentcorp               COM              580589109      201     7600 SH       SOLE                     7600
Met-Pro Corp.                  COM              590876306      147    16000 SH       SOLE                    16000
Microsoft Corp.                COM              594918104     5830   190576 SH       SOLE                   178673             13203
Mohawk Industries              COM              608190104     4043    57895 SH       SOLE                    55195              2900
Nestle Reg ADR                 COM              641069406     5508    92207 SH       SOLE                    91507              1650
Penn National                  COM              707569109      320     7175 SH       SOLE                     7175
Pfizer, Inc.                   COM              717081103      307    13350 SH       SOLE                     1350             12000
Philip Morris Int'l Inc.       COM              718172109     2056    23562 SH       SOLE                    22687               875
PIMCO Total Return ETF         ETF              72201r775      723     6850 SH       SOLE                     6850
Pool Corp.                     COM              73278l105      303     7500 SH       SOLE                     7500
Procter & Gamble               COM              742718109     1278    20870 SH       SOLE                    18695              2175
Progressive Corp.              COM              743315103     3356   161125 SH       SOLE                   138200             24525
Risk, George Ind.              COM              767720204       60    10014 SH       SOLE                    10014
Sirona Dental Systems          COM              82966c103      683    15170 SH       SOLE                    14620               550
T J X Companies                COM              872540109     7996   186247 SH       SOLE                   172047             16000
Teledyne Technologies          COM              879360105      321     5200 SH       SOLE                     5200
Thor Industries                COM              885160101      349    12750 SH       SOLE                    12750
Tiffany & Company              COM              886547108     2320    43810 SH       SOLE                    41460              2750
Time Warner                    COM              887317303      545    14150 SH       SOLE                    14150
Travelers, Inc.                COM              89417E109     1675    26241 SH       SOLE                    25866               576
U.S. Bancorp                   COM              902973304      388    12050 SH       SOLE                    11300               750
USG Corp.                      COM              903293405      288    15100 SH       SOLE                    14100              1000
United Health Group            COM              91324P102     1452    24827 SH       SOLE                    24376               702
Valeant Pharmaceuticals        COM              91911k102     1120    25000 SH       SOLE                    23050              2100
Verizon Communications         COM              92343V104      390     8788 SH       SOLE                     8588               200
Vgd Emerging Mkts ETF          ETF              922042858      277     6925 SH       SOLE                     6825               100
Wal-Mart Stores                COM              931142103     4734    67894 SH       SOLE                    63544              4600
Walgreen Co.                   COM              931422109     1244    42045 SH       SOLE                    38295              4050
Watts Water Tech.              COM              942749102      200     6000 SH       SOLE                     6000
Wellpoint Inc.                 COM              94973v107      404     6335 SH       SOLE                     5985               350
Wells Fargo                    COM              949746101     2934    87726 SH       SOLE                    86926               800
Western Union                  COM              959802109      168    10000 SH       SOLE                    10000
Whirlpool Corp.                COM              963320106      503     8225 SH       SOLE                     7875               350
Whole Foods Market             COM              966837106      634     6650 SH       SOLE                     6650

